PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 331	$ 497
Value added tax refundable	4,810	3,108
Interest receivables	1,202	591
Others	105	315
Prepaid expenses and other current assets	$ 6,448	$ 4,511